Provision for Pension Plan - Allocation of Plan Assets (Detail)	Dec. 31, 2017
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
TCSPREV plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	85.86%
TCSPREV plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	3.46%
TCSPREV plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	9.68%
TCSPREV plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.74%
TCSPREV plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.26%
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
BrTPREV Plans | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	94.57%
BrTPREV Plans | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.81%
BrTPREV Plans | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	3.21%
BrTPREV Plans | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.80%
BrTPREV Plans | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.61%
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
PBS-Telemar Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	91.26%
PBS-Telemar Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	1.04%
PBS-Telemar Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	6.48%
PBS-Telemar Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.85%
PBS-Telemar Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.37%
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
TelemarPrev Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	92.28%
TelemarPrev Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	1.99%
TelemarPrev Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	4.33%
TelemarPrev Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.75%
TelemarPrev Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.65%